Income Taxes (Schedule of Income Taxes Payable) (Details) (USD $) In Millions, unless otherwise specified	Sep. 27, 2013	Sep. 28, 2012
Operating Loss Carryforwards [Line Items]
Total income taxes payable	$ 181.3	$ 22.0
Accrued and other current liabilities
Operating Loss Carryforwards [Line Items]
Accrued and other current liabilities	28.2	2.6
Other Income Tax Liabilities
Operating Loss Carryforwards [Line Items]
Other income tax liabilities	$ 153.1	$ 19.4